WARRANTY LIABILITY (Tables)	12 Months Ended
Sep. 30, 2025
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability
Changes in Griffon’s warranty liability, included in Accrued liabilities, were as follows:

	Years Ended September 30,
	2025	2024
Balance, beginning of period	$5,524	$5,268
Warranties issued and changes in estimated pre-existing warranties	12,918	14,537
Actual warranty costs incurred	(12,747)	(14,281)
Balance, end of period	$5,695	$5,524